G. Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
G. Stock-Based Compensation

As an integral component of a management and employee retention program designed to motivate, retain and provide incentive to the Company’s management, employees and key consultants, the Board of Directors approved the 2004 Stock Incentive Plan (the “2004 Plan”) and reserved 10,000,000 shares of common stock for issuance under the 2004 Plan. As of September 30, 2012, 2,250,909 shares were available to be granted under the 2004 Plan. The exercise price of the incentive stock options (“ISOs”) granted under the 2004 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest immediately or up to one year following the date of the grant.

Under the Company’s 1994 Stock Option Plan (the “1994 Plan”), incentive stock options or non-qualified stock options to purchase 2,500,000 shares of Aeolus’ common stock may be granted to employees, directors and consultants of the Company. As of September 30, 2012, there were no shares available to be granted under the 1994 Plan. The exercise price of the ISOs granted under the 1994 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest over one to three years following the date of the grant.

Below is a summary of stock option activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years	$874
Granted	1,095,000	$0.53	9.5 years	$8
Exercised	-	$-		$-
Cancelled	(74,276)	$28.30		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years	$259
Granted	691,250	$0.30	9.6 years	$49
Exercised	-	$-		$-
Cancelled	(85,217)	$10.77		$-
Forfeited	(75,000)	$0.41		$3
Outstanding at 9/30/2012	9,473,661	$0.70	5.8 years	$154
Exercisable at 9/30/2012	9,066,895	$0.71	5.6 years	$120

Stock options granted to consultants during fiscal year 2012 and 2011 were fully vested when issued or vested over a twelve month period. Stock option expense for stock options granted to consultants was $14,000 and $26,000 for fiscal year 2012 and 2011, respectively. For the fiscal years 2012 and 2011, all stock options were issued at or above fair market value of a share of common stock. The weighted-average grant-date fair value of options granted during fiscal years 2012 and 2011 was $0.28 and $0.54, respectively.

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,461
Granted	691,250	190,660
Vested	(839,891)	(369,320)
Forfeited	(37,500)	(10,607)
Nonvested at September 30, 2012	406,766	106,194

The total unrecognized compensation expense for outstanding stock options was $98,000 as of September 30, 2012, which will be recognized over a weighted average period of eight months. The total fair value of shares vested during fiscal years 2012 and 2011 was $369,000 and $913,000, respectively.

The details of stock options for the fiscal year ended September 30, 2012 are as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2012	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,601,250	$0.29	7.28	1,318,856	$0.30	6.75
$0.31-$0.40	3,767,750	$0.38	7.67	3,643,378	$0.39	7.61
$0.41-$0.50	177,000	$0.46	6.75	177,000	$0.46	6.75
$0.51-$0.60	963,750	$0.59	6.64	963,750	$0.59	6.64
$0.61-$0.70	66,500	$0.68	3.88	66,500	$0.68	3.88
$0.71-$0.80	382,250	$0.75	4.66	382,250	$0.75	4.66
$0.81-$0.90	769,835	$0.88	3.66	769,835	$0.88	3.66
$0.91-$1.00	44,500	$0.94	2.99	44,500	$0.94	2.99
$1.01-$1.50	1,337,519	$1.48	0.93	1,337,519	$1.48	0.93
$1.51-$5.00	363,307	$2.77	1.75	363,307	$2.77	1.75

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended September 30,
	2012	2011
Research and Development Expenses	$14	$79
General and Administrative Expenses	554	914
Total Stock-based Compensation Expense	$568	$993

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2012	2011
Dividend yield	0%	0%
Expected volatility	146%	89% - 179%
Risk-free interest rate	0.90%	1.1% - 3.7%
Expected option life after shares are vested	5.23 years	8.35 years

Effective July 1, 2011, the Company began using historical information regarding the volatility of its own stock price for purposes of calculating an expected volatility rate for stock option valuation purposes. From April 1, 2009 through June 30, 2011, the Company used a peer group of publicly traded entities to determine an expected volatility rate for stock option valuation. There was no material impact on the financial statements as a result of this change as of July 1, 2011. In addition, the Company changed its method of amortization of stock-based compensation from the multiple attribute method to straight line for option grants made on and subsequent to April 1, 2009. There was no material impact on the financial statements as a result of this change as of April 1, 2009. The Company believes the use of its historical stock price and straight line amortization results in a better estimate of the Company’s stock-based compensation expense.